Disposal of Subsidiaries - Additional Information (Detail) - USD ($) $ in Thousands		12 Months Ended
	May 31, 2019	May 31, 2019	May 31, 2018	May 31, 2017
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Equity ownership interest	20.00%	20.00%
Gain (loss) from equity method investments		$ (2,289)	$ (379)	$ (3,289)
Dongfang Heli [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Percentage of equity Interests sold	60.00%
Cash consideration	$ 15,289	$ 15,289
Equity ownership interest	40.00%	40.00%
Cash received from the disposal of subsidiaries		$ 1,529
Gain (loss) from equity method investments		(133)
Dongfang Heli [Member] | Land Use Rights [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Land Use Right Disposable	$ 9,694	9,694
Two Subsidiaries Disposed Off [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash consideration	$ 732	732
Gain (loss) from equity method investments		$ 3,575